UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March  31,  2010

Check  here  if  Amendment  [  ];  Amendment  Number:

This  Amendment  (Check  only  one.):     [  ]  is  a  restatement.
                                          [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Liberty  Street  Advisors,  Inc.
Address:       125  Maiden  Lane,  6th  Floor
               New  York,  NY  10038

13F  File  Number:     028-13888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:           Andrew  P.  Nowack
Title:          Chief  Compliance  Officer  and  General  Counsel
Phone:          646-839-5548

Signature,  Place,  and  Date  of  Signing:

/s/Andrew P. Nowack
Andrew  P.  Nowack
New  York,  NY
May  13,  2010

Report  Type  (Check  only  one.):
[_]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[X]     13F  NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[_]     13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

13F  FILE  NUMBER                    NAME
-----------------                    ----
28-6986                         Horizon  Asset  Management,  Inc.